Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	Our effective income tax rates for the three months ended March 31, 2015 and March 31, 2014 are as follows:

	Three Months Ended March 31,
	2015	2014
Effective Tax Rate	2.5%	144.6%

Reconciliation to US Statutory Rate

	Successor						Predecessor
	Year Ended December 31, 2014		Year Ended December 31, 2013		Period from August 24, 2012 through December 31, 2012		Period from January 1 2013 through January 31, 2013		Year Ended December 31, 2012
Statutory U.S. federal income tax / rate(1)	$12.9	35.0%	$(92.3)	35.0%	$(10.1)	35.0%	$5.5	35.0%	$137.6	35.0%
Foreign income taxed at rates other than 35%	(46.7)	(127.0)	(36.6)	13.9	10.1	(35.0)	1.0	6.6	(10.9)	(2.8)
Changes in valuation allowances	44.4	120.9	55.0	(20.9)	—	—	1.4	8.9	9.8	2.5
Foreign exchange (gain) loss	8.7	23.7	8.7	(3.3)	—	—	0.5	3.1	4.7	1.2
Unrecognized tax benefits(2)	(44.0)	(119.7)	35.1	(13.2)	—	—	—	—	—	—
Withholding taxes, net	(0.3)	(0.8)	8.3	(3.2)	—	—	—	—	—	—
Non-deductible interest	15.4	41.9	6.4	(2.4)	—	—	—	—	—	—
Non-deductible expenses	14.2	38.6	19.4	(7.4)	—	—	—	—	—	—
Tax credits	(3.6)	(9.8)	(1.0)	0.4	—	—	—	—	—	—
Capital loss(3)	—	—	(46.7)	17.7	—	—	—	—	—	—
Other—net	1.1	2.9	(1.1)	0.4	—	—	(1.3)	(8.0)	4.0	1.1

Total income tax (benefit)/ effective tax rate	$2.1	5.7%	$(44.8)	17.0%	$—	—	$7.1	45.6%	$145.2	37.0%

(1)	The U.S. statutory rate has been used as management believes it is more meaningful to the Company.
(2)	Within this amount, the Company released and recorded an unrecognized tax benefit of $21.1 million related to non-deductible interest and debt acquisition costs in 2014 and 2013. These adjustments were fully offset by changes in the valuation allowance.
(3)	In 2013, the Company recognized a tax benefit of $46.7 million related to a capital loss, which is fully offset by a $46.7 million increase to the valuation allowance.

Schedule of Income before Income Tax, Domestic and Foreign

Domestic and Foreign Components of Income (Loss) Before Income Taxes

	Successor			Predecessor
	Year Ended December 31,		Period from August 24, 2012 through December 31,	Period from January 1, 2013 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
Domestic	$(8.8)	$(153.8)	$—	$(1.5)	$82.8
Foreign	45.6	(109.9)	(29.0)	17.1	310.2

Total	$36.8	$(263.7)	$(29.0)	$15.6	$393.0

Schedule of Components of Income Tax Expense (Benefit)

Provision (Benefit) for Income Taxes

	Successor
	Year Ended December 31, 2014			Year Ended December 31, 2013			Period from August 24, 2012 through December 31, 2012
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
U.S. Federal	$—	$(2.1)	$(2.1)	$—	$(43.7)	$(43.7)	$—	$—	$—
State	2.0	(2.9)	(0.9)	2.3	(2.5)	(0.2)	—	—	—
Foreign	38.3	(33.2)	5.1	73.7	(74.6)	(0.9)	—	—	—

Total	$40.3	$(38.2)	$2.1	$76.0	$(120.8)	$(44.8)	$—	$—	$—

	Predecessor
	Period from January 1, 2013 through January 31, 2013			Year Ended December 31, 2012
	Current	Deferred	Total	Current	Deferred	Total
U.S. Federal	$(8.8)	$7.0	$(1.8)	$30.9	$(4.5)	$26.4
State	0.1	(0.2)	(0.1)	6.6	(0.4)	6.2
Foreign	6.7	2.3	9.0	98.6	14.0	112.6

Total	$(2.0)	$9.1	$7.1	$136.1	$9.1	$145.2

Schedule of Deferred Tax Assets and Liabilities

Deferred Tax Balances

	Successor
	Year Ended December 31,
	2014	2013
Deferred tax asset
Tax loss and credit carryforwards	$185.6	$111.7
Goodwill and intangibles	90.8	89.4
Compensation & employee benefits	92.4	79.1
Accruals & other reserves	58.0	40.5
Interest expense	13.4	8.6
Total deferred tax assets	440.2	329.3
Less: Valuation allowance	(101.9)	(63.4)

Net, deferred tax assets	338.3	265.9
Deferred tax liabilities
Inventory	(3.0)	(1.3)
Property, Plant & Equipment	(215.0)	(218.5)
Accounts Receivable & Other Assets	(2.5)	(8.4)
Equity Investment & Other Securities	(2.2)	(5.8)
Unremitted earnings	(8.5)	(15.9)
Long-Term Debt	(8.1)	—

Total deferred tax liabilities	(239.3)	(249.9)

Net deferred tax asset/(liability)	$99.0	$16.0
Current asset	$64.5	$30.0
Current liability	(7.3)	(5.5)
Non-current assets	250.0	271.9
Non-current liability	(208.2)	(280.4)

Net deferred tax asset	$99.0	$16.0

Schedule of Unrecognized Tax Benefits Roll Forward

Total Gross Unrecognized Tax Benefits

	Successor			Predecessor
	Year Ended December 31,		Period from January 1 2013 through January 31,	Period from January 1 2013 through January 31,	Year Ended December 31,
	2014	2013	2013	2013	2012
Balance at January 1	$38.9	$—	$—	$—	$—
Increases related to acquisition	—	11.3	—	—	—
Increases related to positions taken on items from prior years	—	—	—	—	—
Decreases related to positions taken on items from prior years	(33.6)	—	—	—	—
Increases related to positions taken in the current year	—	27.6	—	—	—
Settlement of uncertain tax positions with tax authorities	—	—	—	—	—
Decreases due to expiration of statutes of limitations	—	—	—	—	—

Balance at December 31	$5.3	$38.9	$—	$—	$—